SELECTED QUARTERLY FINANCIAL DATA	12 Months Ended
Jun. 30, 2016
Quarterly Financial Information Disclosure [Abstract]
SELECTED QUARTERLY FINANCIAL DATA (unaudited)

24.	SELECTED QUARTERLY FINANCIAL DATA (unaudited)

	Three Months Ended
	September	December	March	June
	2015	2015	2016	2016
	(Dollars in Thousands, except per share data)
Total interest and dividend income	$1,637	$1,622	$1,764	$1,789
Total interest expense	311	320	402	398

Net interest income	1,326	1,302	1,362	1,391
Provision for loan losses	19	28	21	(12)

Net interest income after provision for loan losses	1,307	1,274	1,341	1,403
Total noninterest income	139	156	131	146
Total noninterest expense	943	944	939	947

Income before income taxes	503	486	533	602
Income taxes	192	193	204	210

Net income	$311	$293	$329	$392

Per share data:
Net income
Basic	$0.16	$0.16	$0.17	$0.20
Diluted	0.16	0.16	0.17	0.20
Average shares outstanding
Basic	1,909,262	1,910,190	1,910,222	1,909,922
Diluted	1,909,262	1,910,190	1,910,222	1,909,922

	Three Months Ended
	September	December	March	June
	2014	2014	2015	2015
	(Dollars in Thousands, except per share data)
Total interest and dividend income	$1,520	$1,537	$1,740	$1,581
Total interest expense	288	285	284	298

Net interest income	1,232	1,252	1,456	1,283
Provision for loan losses	3	18	31	18

Net interest income after provision for loan losses	1,229	1,234	1,425	1,265
Total noninterest income	138	145	132	143
Total noninterest expense	915	988	894	909

Income before income taxes	452	391	663	499
Income taxes	153	125	203	177

Net income	$299	$266	$460	$322

Per share data:
Net income
Basic	$0.15	$0.14	$0.24	$0.16
Diluted	0.15	0.14	0.24	0.16
Average shares outstanding
Basic	1,959,381	1,949,046	1,919,135	1,919,627
Diluted	1,959,381	1,949,046	1,919,135	1,919,627

COMMON STOCK MARKET PRICE AND DIVIDEND INFORMATION

WVS Financial Corp.’s common stock is traded on the Nasdaq Global MarketSM under the symbol “WVFC”.

The following table sets forth the high and low market prices of a share of common stock, and cash dividends declared per share, for the periods indicated.

	Market Price		Cash Dividends Declared
Quarter Ended	High	Low
June 2016	$12.50	$10.73	$0.08
March 2016	12.54	11.30	0.04
December 2015	12.60	10.78	0.08
September 2015	11.84	10.75	0.04

June 2015	$12.60	$11.50	$0.04
March 2015	12.45	10.78	0.04
December 2014	11.01	10.78	0.04
September 2014	11.45	10.75	0.04

There were eight Nasdaq Market Makers in the Company’s common stock as of June 30, 2016: KCG Americas LLC; UBS Securities; Citadel Securities LLC; Automated Trading Desk Financial; Two Sigma Securities LLC; Latour Trading LLC; Merrill Lynch, Pierce, Fenner; and Goldman, Sachs & Co.

According to the records of the Company’s transfer agent, there were approximately 450 shareholders of record at August 26, 2016. This does not include any persons or entities who hold their stock in nominee or “street name” through various brokerage firms.

Dividends are subject to determination and declaration by the Board of Directors, which takes into account the Company’s financial condition, statutory and regulatory restrictions, general economic condition and other factors.